Stockholders’ Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2024
Stockholders’ Equity and Regulatory Capital [Abstract]
Schedule of Company’s and Banks’ Regulatory Capital	The Company’s and Banks’ regulatory capital as of June 30, 2024 and 2023 is presented in the following table.
	Actual		For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:

June 30, 2024
Kentucky First Federal Bancorp	$48,333	13.3%	$32,667	9.0%
First Federal Savings and Loan Association of Hazard	$18,191	20.4%	$8,009	9.0%
First Federal Savings Bank of Kentucky	$29,063	10.2%	$25,629	9.0%

June 30, 2023
Kentucky First Federal Bancorp	$50,190	15.0%	$30,075	9.0%
First Federal Savings and Loan Association of Hazard	$18,220	20.4%	$8,034	9.0%
First Federal Savings Bank of Kentucky	$29,880	11.7%	$23,050	9.0%